Income taxes, Components of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Current tax expense [Abstract]
Federal	$ 0	$ 0
Foreign	0	72,546
Total current tax expense	0	72,546
Deferred tax benefit [Abstract]
Federal	0	0
Foreign	0	0
Total deferred tax benefit	0	0
Total income tax expense	$ 0	$ 72,546